Capital management	12 Months Ended
Dec. 31, 2022
Disclosure of objectives policies and processes for managing capital abstract
Capital management
28.

Capital management
Cameco’s management considers its capital structure to consist of bank overdrafts, long-term debt, short-term debt (net of cash and cash equivalents and short-term investments), non-controlling interest and shareholders’ equity.
Despite the impacts of COVID-19 on the global economy, Cameco’s approach to capital management has remained consistent. Cameco’s capital structure reflects its strategy and the environment in which it operates. Delivering returns to long-
term shareholders is a top priority. The Company’s objective is to maximize cash flow while maintaining its investment grade rating through close capital management of our balance sheet metrics. Capital resources are managed to allow it to support achievement of its goals while managing financial risks such as weakness in the market, litigation risk and refinancing risk.
The overall objectives for managing capital in 2022 reflect the environment that the Company is operating in, similar to the prior comparative period.
The capital structure at December 31 was as follows:
2022 2021
Long-term debt [note 14] 997,000 996,250
Cash and cash equivalents (1,143,674) (1,247,447)
Short-term investments (1,138,174) (84,906)
Net debt (1,284,848) (336,103)
Non-controlling interest 11 127
Shareholders' equity 5,836,054 4,845,841
Total

equity
5,836,065 4,845,968
Total capital $ 4,551,217 $ 4,509,865
Cameco is bound by certain covenants in its general credit facilities. These covenants place restrictions on total debt, including guarantees and set minimum levels for net worth. As of December 31, 2022, Cameco met these requirements.